Document and Entity Information	Dec. 01, 2022
Cover [Abstract]
Entity Registrant Name	MIDDLEFIELD BANC CORP
Amendment Flag	true
Entity Central Index Key	0000836147
Document Type	8-K/A
Document Period End Date	Dec. 01, 2022
Entity Incorporation State Country Code	OH
Entity File Number	001-36613
Entity Tax Identification Number	34-1585111
Entity Address, Address Line One	15985 East High Street
Entity Address, City or Town	Middlefield
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44062
City Area Code	(440)
Local Phone Number	632-1666
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	MBCN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On December 1, 2022, Middlefield Banc Corp. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) to report that the Company completed its merger with Liberty Bancshares, Inc. (“Liberty”), pursuant to the Agreement and Plan of Merger, dated as of May 26, 2022, by and among the Company, MBCN Merger Subsidiary, LLC, a wholly owned subsidiary of the Company (“Merger Sub”) and Liberty (the “Merger Agreement”). Pursuant to the terms of the Merger Agreement, at the effective time of the Merger (the “Effective Time”) Liberty merged with and into Merger Sub (the “Merger”), with Merger Sub as the surviving entity in the Merger. This Current Report on Form 8-K/A (the “Amendment”) amends the Original Report to include the financial statements of Liberty and the pro forma financial information required by Item 9.01 of Form 8-K. Except as expressly set forth herein, this Amendment does not amend, modify, or update the disclosures contained in the Original Report.